Employee Benefit Plans - Other Postretirement Amounts Recognized in the Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits	$ 2,323	$ 2,746	$ 9,518
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized		587	595
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized		304	326
Pension and Other Post-retirement benefits | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		587	595
Pension and Other Post-retirement benefits | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other post-retirement benefits		$ 304	$ 326